Expense Example, No Redemption - FT Vest Growth Strength & Target Income ETF - FT Vest Growth Strength & Target Income ETF	Jun. 20, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271